Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal benefit at statutory rate	$ (1,000)	$ (2,745)
State income taxes, net of Federal taxes	(333)	(913)
State credits
Warrant liabilities
Other permanent differences	261	1,685
Provision related to change in valuation allowance	957	1,947
Federal rate adjustment
NQ Options
Current year tax credit
NOL Adjustments
Termination/Cancellation of Equity Compensation Awards
Return to provision	115	26
Other, net
Provision for Income taxes